NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Nature Of Operations And Ability To Continue As Going Concern Abstract
Comprehensive loss	$ 2,739,060	$ 4,944,231	$ 2,904,690
Accumulated deficit	16,535,760	13,867,962
Net cash proceeds pursuant to financing activities	$ 70,299	$ 4,326,442	$ 1,587,091